Intangible Assets (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure Intangible Assets Details Abstract
Intellectual Property	$ 2,293,770	$ 2,293,770
Accumulated Amortization	739,167	509,790
Intellectual Property, Net	$ 1,554,603	$ 1,783,980